GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                                     August 5, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Empire State Municipal Exempt Trust, Guaranteed Series 105
                                    File No. 33-53603

Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on July 29, 1998 and became effective July 29, 1998 pursuant to Rule 485(b).

                                       Empire State Municipal Exempt Trust,
                                       Guaranteed Series 105


                                       GLICKENHAUS & CO.
                                       LEBENTHAL & CO. INC.


                                       By:
                                           Michael J. Lynch
                                           as agent for the Sponsors


C/M:  10726.0057 293290.1